DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATION [Text Block]
9.	DISCONTINUED OPERATION

On July 15, 2014, the Company closed the sale to Savannah Resources plc (the "Purchaser"), an arm’s length party, of the Company's properties in Oman (the “Oman Sale”). The Purchaser is a mineral exploration company listed on the Alternative Investment Market in London. The Oman Sale was effected by way of the sale by the Company to the Purchaser of all of the outstanding shares of the British Virgin Islands company, Gentor Resources Limited ("Oman Holdco"). Prior to the Oman Sale, Oman Holdco was a wholly-owned subsidiary of the Company and the interests of the Company in the Oman properties had been held through Oman Holdco.

The assets and liabilities classified as held for sale as at December 31, 2013 are no longer included in the consolidated balance sheet as at December 31, 2014 as a result of the closing of the Oman Sale.

The loss on sale of discontinued operation was determined as follows:

Cash consideration received	$800,000
Net assets disposed:
Cash	5,657
Capital assets	6,964
Mineral rights	800,000
812,621

Loss on sale of discontinued operation	12,621

The consideration for the Oman Sale was comprised of a cash payment of $800,000 paid to the Company on the closing of the Oman Sale, together with the following deferred consideration:

(a)	The sum of $1,000,000, payable to the Company upon a formal final investment decision being made to proceed with the development of a mine at the Block 5 project in Oman.
(b)	The sum of $1,000,000, payable to the Company upon the production of the first saleable concentrate or saleable product from ore derived from the Block 5 project in Oman.
(c)	The sum of $1,000,000, payable to the Company within six months of the payment of the deferred consideration in (b) above.
(d)	The Purchaser may elect to pay up to 50% of the above deferred consideration by the issue of shares of the Purchaser to the Company.

As at December 31, 2014, the deferred consideration was not included in the gain/loss on sale of discontinued operation. Management will continue to reassess the value of the deferred consideration on a periodic basis and include any changes in the statement of operations as a part of discontinued operation. The Company has accounted for contingent consideration based on when cash is received.

The results of the discontinued operation were as follows:

Total discontinued operation	2014	2013	2012
– Statement of comprehensive loss
Expenses [1]
Field camp expenses	-	27,879	108,622
Surveying	-	-	101,190
Geophysics	-	2,708	-
Geochemistry	-	370	37,255
Geology	-	112,033	78,486
Drilling	-	-	400,045
Professional fees	2,072	28,758	48,496
Environmental testing	-	-	10,741
General and administrative	85,951	902,343	1,681,011
Gain on sale of capital assets	-	(42,292)	-
Impairment of mineral properties	-	17,448,198	-
Depreciation	7,312	46,723	56,994
Net loss before discontinuing operation [2]	95,335	18,526,720	2,522,840
Loss on sale of discontinued operation	12,621	-	-

Net loss from discontinued operation	107,956	18,526,720	2,522,840

[1] Comparative figures for expenses in 2013 and 2012 were adjusted to reallocate these expenses from the expenses incurred for continuing operations.
[2] In 2014, this loss represents the activity prior to the sale on July 15, 2014.

Cash flows from the discontinued operation were:

		For the year	For the year
	For the period	ended	ended
	ended July 15,	December 31,	December 31,
	2014	2013	2012

CASH PROVIDED BY (USED IN)
Operating activities:
Net loss from discontinued operation	$(107,956)	$(18,526,720)	$(2,522,840)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	-	17,448,198	-
Depreciation	7,312	46,723	56,994
Gain on sale of capital assets	-	(42,292)	-
Loss from discontinued operation	12,621	-	-
Stock based compensation - employees	3,196	112,033	374,096
Changes in non-cash working capital balances
Prepaids and advances	2,980	51,317	7,190
Due from related parties	-	-	(93,908)
Accounts payable	(213,461)	5,472	138,460
Cash used in operating activities	(295,308)	(905,269)	(2,040,008)
Financing activities
(Repayment to)/advance from parent	(501,834)	733,167	1,989,070
Cash(used in)/provided by financing activities	(501,834)	733,167	1,989,070
Investing activities
Proceeds from sale of capital assets	-	84,163	-
Proceeds from sale of discontinued operation	800,000	-	-
Cash provided by investing activities	800,000	84,163	-

Net increase/(decrease) in cash	2,858	(87,939)	(50,938)

Cash, beginning of the period	2,799	90,738	141,676
Cash balance included in net assets disposed	(5,657)	-	-
Cash, end of the period	$-	$2,799	$90,738

The following adjustments were made for the restated 2013 consolidated balance sheets to reflect the discontinued operation:

ASSETS
	December 31,		December 31,
As at	2013	Adjustments	2013 (restated)

Current
Cash	$30,709	$(2,799)	$27,910
Prepaids and advances (note 3)	65,017	(2,979)	62,038
Total current assets	95,726	(5,778)	89,948

Assets from discontinued operation (note 9)	-	820,534	820,534
Long term deposit (note 4)	10,000	-	10,000
Capital assets (note 6)	122,229	(14,756)	107,473
Mineral properties (note 5)	800,000	(800,000)	-

Total assets	$1,027,955	$-	$1,027,955

LIABILITIES
Current
Accounts payable	$557,330	$(213,461)	$343,869
Accrued liabilities	221,019	-	221,019
Due to related parties (note 7)	327,138	-	327,138
Total current liabilities	1,105,487	(213,461)	892,026

Liabilities from discontinued operation (note 9)	-	213,461	213,461
Common share purchase warrants	-	-	-

Total liabilities	$1,105,487	$-	$1,105,487

SHAREHOLDERS' EQUITY
Common shares amount	6,275	-	6,275
Additional paid-in capital	41,533,256	-	41,533,256
Deficit accumulated during the exploration stage	(41,617,063)	-	(41,617,063)
Total shareholders' deficit	(77,532)	-	(77,532)
Total liabilities and shareholders' deficit	$1,027,955	$-	$1,027,955